Employee Benefit Plan, Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Description of Plan [Line Items]
EBP, Risk and Uncertainty	Risks and Uncertainties
The Plan provides for various investment options. These investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in the near or long term could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits and the statement of changes in net assets available for benefits.